Investments carried under the equity method	6 Months Ended
Jun. 30, 2023
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7. - Investments carried under the equity method
The table below shows the breakdown of the investments held in associates and joint ventures as of June 30, 2023 and December 31, 2022:

	Balance as of June 30, 2023	Balance as of December 31, 2022
	($ in thousands)
2007 Vento II, LLC	178,478	181,735
Windlectric Inc	8,203	18,935
Myah Bahr Honaine, S.P.A.	45,932	42,128
Pemcorp SAPI de CV	11,928	10,034
Akuo Atlantica PMGD Holding S.P.A.	4,394	4,450
Colombian portfolio of renewable energy entities	3,687	-
Pectonex, R.F. Proprietary Limited	1,373	1,411
Evacuación Valdecaballeros, S.L.	743	858
Fontanil Solar, S.L.U.	229	229
Murum Solar, S.L.U.	222	222
SailH2 Ingeniería, S.L.	358	-
Liberty Infraestructuras S.L.	-	29
Total	255,547	260,031

None of the entities referred to above is a listed company.

2007 Vento II, LLC, is the holding company of a 596 MW portfolio of wind assets (“Vento II”) in the U.S., 49% owned by Atlantica since June 16, 2021, and accounted for under the equity method in these Consolidated Condensed Interim Financial Statements.

Windlectric Inc., the project entity, is 100% owned by Amherst Island Partnership, itself 30% owned by Atlantica Yield Energy Solutions Canada Inc. (“AYES Canada”) and therefore accounted for under the equity method in these Consolidated Condensed Interim Financial Statements.

Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L., which is accounted for using the equity method in these Consolidated Condensed Interim Financial Statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.
Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V., which is accounted for under the equity method in these Consolidated Condensed Interim Financial Statements. Arroyo Netherlands II B.V. is 30% owned by Atlantica.

Akuo Atlantica PMGD Holding S.P.A.(“Akuo”) is the holding company of a 80 MW portfolio of solar PV assets in Chile, which is currently under construction, 49% owned by Atlantica, with joint control since November 2022 and accounted for under the equity method in these Consolidated Condensed Interim Financial Statements.

The Colombian portfolio of renewable energy entities includes the following entities: Atlantica – HIC Renovables S.A.S., SJ Renovables Sun 1 S.A.S. E.S, AC Renovables Sol 1 S.A.S. E.S, SJ Renovables Wind 1 S.A.S. E., PA Renovables Sol 1 S.A.S. E.S and Atlantica Hidro Colombia S.A.S. On March 1, 2023, Atlantica sold part of its equity interest in these entities to a partner, which now holds a 50% equity interest. Atlantica and the partner hold 50% of the shares each and have joint control over these entities in accordance with IFRS 11, Joint arrangements. As a result, the subsidiaries, which were previously fully consolidated showing 30% of non-controlling interest, are now recorded as an investment in joint ventures under the equity method in these Consolidated Condensed Interim Financial Statements in accordance with IAS 28, Investments in associates and joint ventures. Carrying amount of the non-controlling interests in these entities were derecognized at the date control was lost by Atlantica. Further to the sale of part of its equity interest, Atlantica recorded a gain of $4.6 million as Other operating income in the six-month period ended June 30, 2023 (Note 20).

The decrease in investments carried under the equity method as of June 30, 2023, is primarily due to the distributions made by Amherst Island Partnership to AYES Canada for the period for $11.1 million related to the investment in Windlectric Inc. A significant portion of the distributions received from Amherst are distributed by the Company to its partner in this project (Note 13).